INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 26,131	$ 26,131
Accumulated amortization	23,732	22,613
Intangible assets, net	2,399	3,518
Customers relationships and brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	9,817	9,817
Accumulated amortization	$ 9,572	9,467
Weighted average amortization period (years)	6 years 9 months 18 days
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 16,314	16,314
Accumulated amortization	$ 14,160	$ 13,146
Weighted average amortization period (years)	7 years 7 months 6 days